Financial Instruments - Schedule of Derivative Hedging Activities (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥) ¥ / $	Mar. 31, 2022 JPY (¥) ¥ / $	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)
Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional	¥ 75,000			$ 575		$ 575
Cash flow hedges | Interest risk | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	230,000
Cash flow hedges | Interest risk | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional	1,098,862	¥ 787,370
Carrying amount – liabilities	(44,042)	(8,637)
Cash flow hedges | Currency and interest risk | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional | $				6,675		6,675
Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Notional			€ 6,591	4,086	€ 7,368	5,108
Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional			€ 4,384	$ 1,368	€ 1,815	$ 594
United States Dollar | Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	5,148	0
Carrying amount – liabilities	¥ 0	¥ 49
Average rate of hedging instrument	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%
United States Dollar | Cash flow hedges | Currency and interest risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	¥ 55,223
Carrying amount – liabilities	¥ 14,179
United States Dollar | Cash flow hedges | Currency and interest risk | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets		¥ 22,749
Carrying amount – liabilities		¥ 14,063
Average rate of hedging instrument	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Average foreign exchange rate | ¥ / $	107.43	107.43
United States Dollar | Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	¥ 0	¥ 0
Carrying amount – liabilities	545,327	624,138
United States Dollar | Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	728	0
Carrying amount – liabilities	1,069	4,982
JPY | Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	0
Carrying amount – liabilities	¥ 50
Average rate of hedging instrument	0.56%		0.56%	0.56%
JPY | Cash flow hedges | Interest risk | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	¥ 0
Carrying amount – liabilities	¥ 2,100
Average rate of hedging instrument	0.54%		0.54%	0.54%
Euro | Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	¥ 0	0
Carrying amount – liabilities	957,993	1,001,896
Euro | Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	1,424	0
Carrying amount – liabilities	¥ 8,062	¥ 11,360